Contract Liabilities - Schedule of Contract Liabilities (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract Liabilities [Abstract]
Current	£ 4,247	£ 17,042
Non-current	72,501	51,337
Total contract liabilities	£ 76,748	£ 68,379	£ 17,993